Annual Total Returns [BarChart] - Harbor Diversified International All Cap Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2016	(0.01%)
2017	24.56%
2018	(13.80%)
2019	23.82%
2020	8.26%